Note 2 - Equity Compensation Plans and Capital Stock (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 29, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 01, 2016
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 885,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		3 years 36 days
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)		1,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 1
Preferred Stock, Shares Issued, Total (in shares)		0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)		270,000	180,000	210,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		90,000	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)		$ 5.05	$ 8.23
2016 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					500,000
2016 Restricted Stock Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)		270,000
Share-based Payment Arrangement, Expense		$ 332,944	$ 137,598
2016 Restricted Stock Plan [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	11,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 4.53
2016 Restricted Stock Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)		160,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		5 years
2016 Restricted Stock Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)		20,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		5 years
2016 Restricted Stock Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)		20,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		2 years
2016 Restricted Stock Plan [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)		70,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		5 years